GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                              Maxim Series Account
                       Semi-Annual Report Submission N-30D
                          File No. 333-44839, 811-03249


The information required to be contained in this report for the period ending June 30, 2002 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

Dreyfus Stock Index Fund
File No. 811-05719
Form N-30D
Filed via EDGAR and accepted on August 21, 2002
Accession No.0000846800-02-000009

Janus Aspen Series Fund
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on August 27, 2002
Accession No. 0001012709-02-001187

Nueberger Berman Advisers Management Trust Portfolios
File No. 811-04255
Form N-30D
Filed via EDGAR and accepted on August 23, 2002
Accession No. 0000950136-02-002497

Templeton Variable Products Series Fund
File No. 811-05479
Form N-30D
Filed via EDGAR and accepted on August 27, 2002
Accession No. 0000837274-02-000025

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on August 27, 2002
Accession No. 0000356476-02-000044